UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

March 31, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	95.9%
BASIC MATERIALS	5.1%
CHEMICAL	4.5%
Dow Chemical Co.		82,800	$3,361,680
E.I. Du Pont De Nemours & Co.		85,100	3,592,071
Eastman Chemical Co.		70,000	3,582,600
PPG Industries		28,700	1,818,145
			12,354,496
FOREST PRODUCTS & PAPER	0.6%
Weyerhaeuser Co.		24,600	1,781,778
TOTAL BASIC MATERIALS			14,136,274
COMMERCIAL SERVICES	1.8%
OFFICE/BUSINESS EQUIPMENT	0.5%
Pitney Bowes		34,500	1,481,085
PRINTING	1.3%
RR Donnelley & Sons Co.		110,200	3,605,744
TOTAL COMMERCIAL SERVICES			5,086,829
CONSUMER, CYCLICAL	2.1%
APPAREL	0.6%
Limited Brands		74,900	1,832,054
HOUSEWARE	1.5%
Newell Rubbermaid		162,000	4,080,780
TOTAL CONSUMER, CYCLICAL			5,912,834
CONSUMER, NON - CYCLICAL	11.2%
AGRICULTURE	1.9%
Altria Group		73,700	5,222,382
BEVERAGE	1.3%
Anheuser-Busch Companies		41,900	1,792,063
Coca Cola Co.		42,500	1,779,475
			3,571,538
FOOD	3.2%
General Mills		37,100	1,880,228
Heinz HJ Co.		96,200	3,647,904
Kellogg Co		80,100	3,527,604
			9,055,736
HOUSEHOLD PRODUCTS	1.9%
Avery Dennison Corp.		30,000	1,754,400
Kimberly-Clark Corp.		61,700	3,566,260
			5,320,660

PHARMACEUTICAL	2.9%
Abbott Laboratories		40,300	$1,711,541
Eli Lilly and Co.		31,700	1,753,010
Pfizer		180,150	4,489,338
			7,953,889
TOTAL CONSUMER, NON - CYCLICAL			31,124,205
ENERGY - OIL & GAS	2.0%
ChevronTexaco Corp.		62,900	3,646,313
ConocoPhillips		29,100	1,837,665
			5,483,978
FINANCIAL	14.5%
BANK	10.9%
Bank of America Corp.		116,400	5,300,856
Comerica		23,600	1,368,092
Fifth Third Bancorp		92,500	3,640,800
First Horizon National Corp.		62,950	2,621,867
KeyCorp.		143,000	5,262,400
National City Corp.		153,700	5,364,130
Regions Financial Corp.		36,900	1,297,773
US Bancorp		175,100	5,340,550
			30,196,468
DIVERSIFIED FINANCIAL SERVICE	1.7%
Citigroup		97,250	4,593,118
SAVINGS & LOAN	1.9%
Washington Mutual		124,900	5,323,238
TOTAL FINANCIAL			40,112,824
INDUSTRIAL	5.3%
BUILDING PRODUCTS	0.7%
Masco Corp		56,500	1,835,685
DIVERSIFIED MANUFACTURING	2.6%
3M Co.		24,200	1,831,698
General Electric Co.		105,600	3,672,768
Leggett & Platt		73,300	1,786,321
			7,290,787
ENVIRONMENTAL CONTROL	0.7%
Waste Management		52,500	1,853,250
METAL FABRICATE/HARDWARE	1.3%
Worthington Industries		183,800	3,687,028
TOTAL INDUSTRIAL			14,666,750
REAL ESTATE	36.7%
DIVERSIFIED	3.9%
Entertainment Properties Trust		95,500	4,009,090
Vornado Realty Trust		72,300	6,940,800
			10,949,890
HEALTH CARE	1.4%
Ventas		118,000	3,915,240
INDUSTRIAL	2.6%
AMB Property Corp.		51,000	2,767,770
ProLogis		80,415	4,302,202
			7,069,972

OFFICE	9.5%
Alexandria Real Estate Equities		35,200	$3,355,616
Boston Properties		100,800	9,399,600
Brookfield Properties Corp.		29,200	997,180
Kilroy Realty Corp.		74,100	5,724,966
SL Green Realty Corp.		69,100	7,013,650
			26,491,012
OFFICE/INDUSTRIAL	1.5%
Liberty Property Trust		87,600	4,131,216
RESIDENTIAL - APARTMENT	5.0%
AvalonBay Communities		72,900	7,953,390
Essex Property Trust		53,200	5,784,436
			13,737,826
SELF STORAGE	1.5%
Public Storage		52,600	4,272,698
SHOPPING CENTER	11.3%
COMMUNITY CENTER	4.0%
Developers Diversified Realty Corp.		75,200	4,117,200
Kimco Realty Corp.		72,700	2,954,528
Pan Pacific Retail Properties		58,100	4,119,290
			11,191,018
REGIONAL MALL	7.3%
CBL & Associates Properties		100,700	4,274,715
General Growth Properties		55,200	2,697,624
Macerich Co.		89,800	6,640,710
Simon Property Group		78,700	6,621,818
			20,234,867
TOTAL SHOPPING CENTER			31,425,885
TOTAL REAL ESTATE			101,993,739
TELECOMMUNICATION	3.3%
Bellsouth Corp.		104,600	3,624,390
Verizon Communications		157,700	5,371,262
			8,995,652
UTILITY	13.9%
ELECTRIC - DISTRIBUTION	1.1%
Entergy Corp.		45,200	3,116,088
ELECTRIC - INTEGRATED	10.1%
Dominion Resources		49,200	3,396,276
DTE Energy Co.		77,400	3,102,966
Energy East Corp.		104,000	2,527,200
Exelon Corp.		50,900	2,692,610
FPL Group		88,000	3,532,320
Pinnacle West Capital Corp.		105,000	4,105,500
PPL Corp.		115,600	3,398,640
SCANA Corp.		133,000	5,218,920
WPS Resources Corp.		4,100	201,802
			28,176,234

NATURAL GAS - DISTRIBUTION	2.0%
AGL Resources		152,400	$5,494,020
NATURAL GAS - INTEGRATED	0.7%
Equitable Resources		27,100	989,421
Sempra Energy		19,850	922,231
			1,911,652
TOTAL UTILITY			38,697,994
TOTAL COMMON STOCK (Identified cost—$235,873,158)			266,211,079

		Principal Amount

COMMERCIAL PAPER	4.2%
San Paolo U.S. Finance Co., 3.69%, due 4/3/06 (Identified cost—$11,614,619)		$11,617,000	11,614,619

TOTAL INVESTMENTS (Identified cost—$247,487,777)	100.1%		277,825,698

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)%		(153,204)

NET ASSETS (Equivalent to $21.68 per share based on 12,805,250 shares of capital stock outstanding)	100.0%		$277,672,494

Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
	Name: Adam M. Derechin		Name: Jay J. Chen
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 26, 2006